INTANGIBLE ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
INTANGIBLE ASSETS
Cost	$ 147,764	$ 147,694
Accumulated amortization	109,871	104,063
Net book value	37,893	43,631
Estimated annual amortization expense
2015	7,463
2016	6,033
2017	5,358
2018	4,515
2019	4,206
Patents and trademarks [Member]
INTANGIBLE ASSETS
Cost	14,919	16,465
Accumulated amortization	8,114	7,638
Net book value	6,805	8,827
Licenses [Member]
INTANGIBLE ASSETS
Cost	58,302	64,494
Accumulated amortization	54,866	51,831
Net book value	3,436	12,663
Intellectual property [Member]
INTANGIBLE ASSETS
Cost	8,418	7,130
Accumulated amortization	7,081	7,019
Net book value	1,337	111
Customer relationships [Member]
INTANGIBLE ASSETS
Cost	52,989	47,539
Accumulated amortization	31,060	29,229
Net book value	21,929	18,310
Backlog [Member]
INTANGIBLE ASSETS
Cost	2,036	1,906
Accumulated amortization	2,036	1,906
Net book value	0	0
Non-compete [Member]
INTANGIBLE ASSETS
Cost	2,602	2,955
Accumulated amortization	2,602	2,955
Net book value	0	0
In-process research and development [Member]
INTANGIBLE ASSETS
Cost	8,498	7,205
Accumulated amortization	4,112	3,485
Net book value	$ 4,386	$ 3,720